Borrowings - Maturities of long-term borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Borrowings [Abstract]
2027	¥ 1,431,899
2028	1,759,717
2029	1,862,534
2030	1,754,773
2031	1,973,293
2032 and thereafter	6,217,371
Subtotal	14,999,587	¥ 12,911,549
Trading balances of secured borrowings	545,369	462,129
Total	¥ 15,544,956	¥ 13,373,678